Convertible Debt (Tables)	12 Months Ended
Dec. 31, 2023
Convertible Debt [Abstract]
Schedule of Convertible Loan	A continuity of the Company’s Convertible loan is as follows:
2017 Convertible Loans
Balance, December 31, 2021	$45,666
Effects of currency translation	(2,609)
Balance, December 31, 2022	$43,057
Effects of currency translation	1,253
Balance, December 31, 2023	$44,310

Schedule of Convertible Notes	Changes in the balance of the convertible notes are as follows:
		Carrying
		Amount at
	Face Value	Fair value
Balance at December 31, 2022	$-	$-
Issuance of convertible promissory notes	11,000,000	10,120,000
Repayments of convertible promissory notes	(1,100,000)	(1,100,000)
Conversion of notes with ordinary shares	(3,500,000)	(3,500,000)
Change in fair value of convertible promissory notes	-	(661,000)
Balance at December 31, 2023	$6,400,000	$4,859,000

Schedule of Promissory Notes	A summary of the Company’s significant inputs into the fair value of the Promissory Notes is as follows:
December 31,
2023
Stock price	$1.16– - 4.82
Expected life in years	0.49– - 1.00
Risk free rate	5.09% - 5.57%
Expected volatility	74.65% - 130.0%